TYPE 13F-HR

PERIOD 06/30/01

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 415-956-0607

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien San Francisco, California August 2, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $126,579

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
AES CORP          COM 00130H105  2392   55560 SH SOLE       0  0  55560
Ameren Corp.      COM 023608102  4697  110000 SH SOLE       0  0 110000
American Elec Pwr COM 025537101  4322   93600 SH SOLE       0  0  93600
Applied Materials COM 038222105   982   20000 SH SOLE       0  O  20000
Avaya, Inc.       COM 053499109    11     833 SH SOLE       0  0    833
Constellation Eng COM 210371100  1065   25000 SH SOLE       0  0  25000
CINergy           COM 172474108  4194  120000 SH SOLE       0  0 120000
CISCO Systems     COM 17275R102   546   30000 SH SOLE       0  0  20000
CMS Energy        COM 125986100  2392   85900 SH SOLE   85900  0     0
Conectiv Inc.     COM 206829103  2020   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202   126    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2587   65000 SH SOLE       0  0  65000
DQE, Inc.         COM 23329J104  2025   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  3728   62000 SH SOLE       0  0  62000
Duke Energy       COM 264399106  3901  100000 SH SOLE       0  0 100000
Dynegy            COM 26816Q101  2275   50000 SH SOLE       0  0  50000
Edison Int'l      COM 281020107  3226  289300 SH SOLE  197300  0  92000
EMC Corporation   COM 268648102   585   20000 SH SOLE       0  0  20000
Energy East Corp. COM 29266M109   786   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  2879   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  7917  123475 SH SOLE   23475  0 100000
FPL Group Inc.    COM 302571104  2107   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   675   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   788   25000 SH SOLE       0  0  25000
GPU Inc.          COM 36225X100  5036  143275 SH SOLE   83275  0  60000
Gillette Company  COM 375766102   290   10000 SH SOLE       0  0  10000
Hawaiian Elect    COM 419870100  2865   75000 SH SOLE       0  0  75000
Kansas City P&L   COM 485134100  3301  134450 SH SOLE   48450  0  86000
Lucent Technolog  COM 549463107   373   60000 SH SOLE       0  0  60000
Mirant            COM 549463107  1368   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  6617  242125 SH SOLE   92125  0 150000
Northeast Utiliti COM 664397106   415   20000 SH SOLE       0  0  20000

PG&E Corporation  COM 69331C108  1568  140000 SH SOLE       0  0 140000
PP&L Resources    COM 693499105  1095   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    38     800 SH SOLE       0  0    800
Public Svc Enterp COM 744573106  2201   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  6683  135000 SH SOLE       0  0 135000
Progress Energy   COM 743263105  1797   40000 SH SOLE       0  0  40000
Qwest Commun      COM 749121109  2590   81278 SH SOLE       0  0  81278
Reliant Energy    COM 75952J108  1759   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   538   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  2597   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  3488  150000 SH SOLE       0  0 150000
Sun Microsystems  COM 866810104   629   40000 SH SOLE       0  0  40000
TECO Energy       COM 872375100  3780  123925 SH SOLE   53925  0  70000
Texas Instruments COM 882508104   319   10000 SH SOLE       0  0  10000
TXU Corp          COM 882848104  5960  123675 SH SOLE   63675  0  60000
Unisource Energy  COM 909205106    74    3200 SH SOLE       0  0   3200
UtiliCorp United  COM 918005109  2750   90000 SH SOLE       0  0  90000
Vectren Corp      COM 92240G101   368   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   653   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    24    1309 SH SOLE       0  0   1309
WPS Resources     COM 92931B106  1763   50000 SH SOLE       0  0  50000
Wisconsin Energy  COM 976657106  3328  140000 SH SOLE       0  0 140000
Xcel Energy       COM 98389B100  6096  214265 SH SOLE   91265  0 123000


AGGREGATE TOTAL                126579 3971967

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/SUBMISSION